Stock-Based Compensation - Restricted Stock Units (Details) - Restricted Stock Units (RSUs) - $ / shares shares in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Number of shares
Unvested at the beginning of the period (in shares)	1,115	1,328
Granted (in shares)	1,059	611
Vested (in shares)	(180)	(522)
Forfeited (in shares)	(26)	(302)
Unvested at the end of the period (in shares)	1,968	1,115	1,328
Expected to convert (in shares)		1,115
Weighted-average grant date fair value per share
Unvested at the beginning of the period (in dollars per share)	$ 18.55	$ 17.87
Granted (in dollars per share)	8.58	21.51	$ 15.9	$ 18.32
Vested (in dollars per share)	21.62	19.79
Forfeited (in dollars per share)	15.49	19.42
Unvested at the end of the period (in dollars per share)	$ 12.94	18.55	$ 17.87
Expected to convert (in dollars per share)		$ 18.55